Schedule I (Details Textual) - EBP 23-0993717 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Plan Name	Quaint Oak Bank 401(k) Plan
EBP, Plan Number	001
Entity Tax Identification Number	23-0993717
EBP, Form 5500 Caption, Total Assets	$ 6,439,453
EBP, Form 5500 Caption, Total Assets	7,659,622
EBP, Form 5500 Caption, Total Liabilities	250
EBP, Form 5500 Caption, Net Assets	6,439,453
EBP, Form 5500 Caption, Net Assets	7,659,372
EBP, Form 5500 Caption, Contributions, Employers	669,231
EBP, Form 5500 Caption, Contributions, Participants	273,121
EBP, Form 5500 Caption, Other Income	1,005,605
EBP, Form 5500 Caption, Total Income	1,947,957
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits	707,606
EBP, Form 5500 Caption, Corrective Distributions	17,602
EBP, Form 5500 Caption, Total Administrative Expenses	2,830
EBP, Form 5500 Caption, Total Expenses	728,038
EBP, Form 5500 Caption, Net Income (Loss)	$ 1,219,919